Baron Partners Fund

PORTFOLIO OF INVESTMENTS (UNAUDITED)

MARCH 31, 2025

Shares		Cost	Value
Common Stocks (92.64%)
Communication Services (2.43%)
	Alternative Carriers (0.54%)
1,300,000	Iridium Communications, Inc. [6]	$28,694,402	$35,516,000

	Movies & Entertainment (1.89%)
225,000	Spotify Technology SA [1,2,6]	36,152,863	123,756,750

Total Communication Services		64,847,265	159,272,750

Consumer Discretionary (47.44%)
	Automobile Manufacturers (35.23%)
8,920,000	Tesla, Inc. [1,5,6]	129,829,329	2,311,707,200

	Casinos & Gaming (1.29%)
1,954,558	Red Rock Resorts, Inc., Cl A [6]	70,946,879	84,769,180

	Footwear (1.20%)
1,725,000	Birkenstock Holding PLC [1,2,6]	78,199,680	79,091,250

	Hotels, Resorts & Cruise Lines (6.18%)
3,310,000	Hyatt Hotels Corp., Cl A [6]	114,517,357	405,475,000

	Leisure Facilities (3.54%)
1,450,000	Vail Resorts, Inc. [6]	143,600,315	232,029,000

Total Consumer Discretionary		537,093,560	3,113,071,630

Financials (21.12%)
	Financial Exchanges & Data (6.78%)
650,000	FactSet Research Systems, Inc. [6]	40,468,849	295,516,000
265,000	MSCI, Inc. [6]	97,432,640	149,857,500

		137,901,489	445,373,500

	Investment Banking & Brokerage (5.25%)
4,400,000	The Charles Schwab Corp. [6]	113,630,270	344,432,000

	Property & Casualty Insurance (9.09%)
6,200,000	Arch Capital Group Ltd. [1,2,6]	27,547,816	596,316,000

Total Financials		279,079,575	1,386,121,500

Health Care (4.06%)
	Health Care Equipment (4.06%)
635,000	IDEXX Laboratories, Inc. [1,6]	27,736,777	266,668,250

Industrials (0.89%)
	Aerospace & Defense (0.89%)
125,625	HEICO Corp. [6]	9,632,520	33,565,744
116,875	HEICO Corp., Cl A [6]	7,586,429	24,657,119

Total Industrials		17,218,949	58,222,863

Information Technology (6.83%)
	Application Software (2.51%)
880,000	Guidewire Software, Inc. [1,6]	71,023,556	164,876,800

	IT Consulting & Other Services (4.32%)
675,000	Gartner, Inc. [1,6]	80,865,424	283,324,500

Total Information Technology		151,888,980	448,201,300

Shares		Cost	Value
Common Stocks (continued)
Real Estate (9.87%)
	Other Specialized REITs (1.40%)
1,800,000	Gaming and Leisure Properties, Inc. [6]	$56,364,978	$91,620,000

	Real Estate Services (8.47%)
7,020,000	CoStar Group, Inc. [1,6]	93,593,105	556,194,600

Total Real Estate		149,958,083	647,814,600

Total Common Stocks		1,227,823,189	6,079,372,893

Private Common Stocks (8.84%)
Communication Services (1.74%)
	Interactive Media & Services (0.93%)
1,665,600	X.AI Holdings Corp., Cl A (formerly, X Holdings Corp., Cl A) [1,3,4,8]	60,000,000	60,900,000

	Movies & Entertainment (0.81%)
197,613	StubHub Holdings, Inc., Cl A [1,3,4,8]	50,000,041	53,513,600

Total Communication Services		110,000,041	114,413,600

Industrials (7.10%)
	Aerospace & Defense (7.10%)
2,216,310	Space Exploration Technologies Corp., Cl A [1,3,4,8]	29,920,185	410,017,350
302,210	Space Exploration Technologies Corp., Cl C [1,3,4,8]	4,079,835	55,908,850

Total Industrials		34,000,020	465,926,200

Total Private Common Stocks		144,000,061	580,339,800

Private Convertible Preferred Stocks (0.00%)
Industrials (0.00%)
	Electrical Components & Equipment (0.00%)
21,213,656	Northvolt AB, Series E2 (Sweden) [1,2,3,4,8]	7,843,621	0

Private Preferred Stocks (13.73%)
Industrials (13.73%)
	Aerospace & Defense (13.73%)
311,111	Space Exploration Technologies Corp., Cl A [1,3,4,8]	41,999,985	575,555,350
131,657	Space Exploration Technologies Corp., Cl I [1,3,4,8]	22,250,032	243,565,450
44,146	Space Exploration Technologies Corp., Series N [1,3,4,8]	11,919,420	81,670,100

Total Private Preferred Stocks		76,169,437	900,790,900

See Notes to Portfolios of Investments.

Baron Partners Fund

PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)

MARCH 31, 2025

Principal Amount		Cost	Value
Short-Term Investments (0.00%) ^
$232,543	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/31/2025, 3.85% due 4/1/2025; Proceeds at maturity $232,568; (Fully Collateralized by $235,400 U.S. Treasury Note, 4.25% due 3/15/2027 Market value – $237,235) [7]	$232,543	$232,543

Total Investments (115.21%)		$1,456,068,851	7,560,736,136

Liabilities Less Cash and Other Assets (-15.21%)			(998,343,550)

Net Assets			$6,562,392,586

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	At March 31, 2025, the market value of restricted securities amounted to $1,481,130,700 or 22.57% of net assets. See Note 3 regarding Restricted Securities.
[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[5]

Investors in the Fund may view Tesla, Inc.’s financial statements on the EDGAR website of the U.S. Securities and Exchange Commission by going to https://www.sec.gov/cgi-bin/browse-edgar?CIK=1318605&owner=exclude. Please note that the Fund is not responsible for Tesla’s financial statements and can provide no assurances as to their accuracy or completeness.

[6]

All or a portion of this security is pledged with the custodian in connection with the Fund’s loans payable outstanding. At March 31, 2025, the total market value of pledged securities amounted to $1,990,880,521 or 30.34% of net assets.

[7]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[8]	Level 3 security. See Note 4 regarding Fair Value Measurements.
^	Rounds to less than 0.01%.

All securities are Level 1, unless otherwise noted.

See Notes to Portfolios of Investments.

Baron Focused Growth Fund

PORTFOLIO OF INVESTMENTS (UNAUDITED)

MARCH 31, 2025

Shares		Cost	Value
Common Stocks (82.86%)
Communication Services (9.49%)
	Alternative Carriers (1.06%)
825,000	Iridium Communications, Inc.	$19,319,741	$22,539,000

	Movies & Entertainment (8.43%)
265,000	Live Nation Entertainment, Inc. [1]	35,488,718	34,603,700
262,000	Spotify Technology SA 1,2	35,016,218	144,107,860

		70,504,936	178,711,560

Total Communication Services		89,824,677	201,250,560

Consumer Discretionary (35.17%)
	Apparel, Accessories & Luxury Goods (1.84%)
8,493,569	Figs, Inc., Cl A 1	65,129,065	38,985,482

	Automobile Manufacturers (7.52%)
615,000	Tesla, Inc. [1]	8,168,271	159,383,400

	Casinos & Gaming (5.81%)
1,250,000	Las Vegas Sands Corp.	54,137,160	48,287,500
1,727,500	Red Rock Resorts, Inc., Cl A	71,764,628	74,921,675

		125,901,788	123,209,175

	Footwear (8.24%)
1,595,000	Birkenstock Holding PLC [1,2]	76,660,577	73,130,750
2,315,000	On Holding AG, Cl A 1,2	82,050,310	101,674,800

		158,710,887	174,805,550

	Hotels, Resorts & Cruise Lines (7.43%)
134,000	Airbnb, Inc., Cl A 1	15,295,942	16,007,640
400,000	Choice Hotels International, Inc.	33,100,257	53,112,000
721,500	Hyatt Hotels Corp., Cl A	57,277,469	88,383,750

		105,673,668	157,503,390

	Leisure Facilities (4.18%)
553,842	Vail Resorts, Inc.	96,911,921	88,625,797

	Restaurants (0.15%)
646,892	Krispy Kreme, Inc.	7,842,077	3,182,708

Total Consumer Discretionary		568,337,677	745,695,502

Financials (15.87%)
	Financial Exchanges & Data (6.68%)
125,000	FactSet Research Systems, Inc.	25,848,439	56,830,000
150,000	MSCI, Inc.	78,813,551	84,825,000

		104,661,990	141,655,000

	Investment Banking & Brokerage (5.10%)
540,000	Interactive Brokers Group, Inc., Cl A	47,496,720	89,418,600
350,000	Jefferies Financial Group, Inc.	13,083,298	18,749,500

		60,580,018	108,168,100

	Property & Casualty Insurance (4.09%)
900,000	Arch Capital Group Ltd. [1,2]	25,104,585	86,562,000

Total Financials		190,346,593	336,385,100

Health Care (4.43%)
	Health Care Equipment (4.43%)
223,500	IDEXX Laboratories, Inc. [1]	95,762,464	93,858,825

Shares		Cost	Value
Common Stocks (continued)
Industrials (2.95%)
	Research & Consulting Services (2.95%)
210,000	Verisk Analytics, Inc.	$42,832,441	$62,500,200

Information Technology (9.44%)
	Application Software (6.41%)
100,000	ANSYS, Inc.[1]	25,699,482	31,656,000
556,300	Guidewire Software, Inc. [1]	53,334,636	104,228,368

		79,034,118	135,884,368
	Internet Services & Infrastructure (3.03%)
675,000	Shopify, Inc., Cl A [1,2]	34,732,650	64,384,875

Total Information Technology		113,766,768	200,269,243

Real Estate (5.51%)
	Office REITs (1.13%)
1,500,000	Douglas Emmett, Inc.	21,662,219	24,000,000

	Real Estate Services (4.38%)
1,171,700	CoStar Group, Inc. [1]	56,604,589	92,833,791

Total Real Estate		78,266,808	116,833,791

Total Common Stocks		1,179,137,428	1,756,793,221

Private Common Stocks (6.75%)
Industrials (6.75%)
	Aerospace & Defense (6.75%)
629,570	Space Exploration Technologies Corp., Cl A 1,3,4,6	26,390,845	116,470,450
143,170	Space Exploration Technologies Corp., Cl C 1,3,4,6	6,808,820	26,486,450

Total Private Common Stocks		33,199,665	142,956,900

Private Preferred Stocks (7.48%)
Communication Services (2.88%)
	Interactive Media & Services (2.88%)
1,670,843	X.AI Holdings Corp., Cl B (formerly, X.AI Corp., Series B) [1,3,4,6]	19,999,991	61,086,020

Industrials (4.60%)
	Aerospace & Defense (4.60%)
29,630	Space Exploration Technologies Corp., Cl A 1,3,4,6	4,000,050	54,815,500
1,479	Space Exploration Technologies Corp., Cl I 1,3,4,6	249,951	2,736,150
12,346	Space Exploration Technologies Corp., Series K 1,3,4,6	10,000,260	22,840,100
9,259	Space Exploration Technologies Corp., Series N 1,3,4,6	2,499,930	17,129,150

Total Industrials		16,750,191	97,520,900

Total Private Preferred Stocks		36,750,182	158,606,920

See Notes to Portfolios of Investments.

Baron Focused Growth Fund

PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)

MARCH 31, 2025

Principal Amount		Cost	Value
Short-Term Investments (2.93%)
$62,104,517	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/31/2025, 3.85% due 4/1/2025; Proceeds at maturity $62,111,158; (Fully Collateralized by $62,862,200 U.S. Treasury Note, 4.25% due 3/15/2027 Market value – $63,346,778) [5]	$62,104,517	$62,104,517

Total Investments (100.02%)		$1,311,191,792	2,120,461,558

Liabilities Less Cash and Other Assets (-0.02%)			(328,180)

Net Assets			$2,120,133,378

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	At March 31, 2025, the market value of restricted securities amounted to $301,563,820 or 14.22% of net assets. See Note 3 regarding Restricted Securities.
[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[5]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[6]	Level 3 security. See Note 4 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Portfolios of Investments.

Baron International Growth Fund

PORTFOLIO OF INVESTMENTS (UNAUDITED)

MARCH 31, 2025

Shares		Cost	Value
Common Stocks (99.18%)
Australia (1.72%)
696,788	Lynas Rare Earths Ltd. [1,3]	$3,020,095	$3,050,810
45,441	WiseTech Global Ltd. [3]	3,309,427	2,343,302

Total Australia		6,329,522	5,394,112

Brazil (1.03%)
108,601	Afya Ltd., Cl A	1,445,937	1,947,216
215,532	Localiza Rent a Car SA	2,384,824	1,268,691

Total Brazil		3,830,761	3,215,907

Canada (5.14%)
39,728	Agnico Eagle Mines Ltd.	1,892,143	4,306,912
2,836	Constellation Software, Inc.	64,687	8,981,412
349,853	Lundin Mining Corp.	3,453,031	2,834,708

Total Canada		5,409,861	16,123,032

China (11.27%)
35,939	Alibaba Group Holding Limited, ADR	3,144,830	4,752,214
63,793	BYD Co. Ltd., Cl H 3	2,935,749	3,230,255
892,700	China Mengniu Dairy Co. Ltd. [3]	1,560,882	2,204,901
71,281	Contemporary Amperex Technology Co. Ltd., Cl A 3	2,150,990	2,494,851
441,017	Full Truck Alliance Co. Ltd., ADR	3,024,460	5,631,787
1,375,266	Kingdee International Software Group Co. Ltd. [1,3]	929,983	2,341,251
35,788	Li Auto, Inc., ADR [1]	1,021,535	901,858
124,110	Meituan, Cl B, 144A 1,3	1,695,646	2,497,399
36,750	Tencent Holdings Limited [3]	387,022	2,348,175
31,390	Tencent Holdings Limited, ADR	1,285,943	2,003,938
128,564	Tencent Music Entertainment Group, ADR	1,227,222	1,852,607
94,487	Zai Lab Limited, ADR [1]	2,029,214	3,414,760
335,658	Zhejiang Shuanghuan Driveline Co. Ltd., Cl A 3	1,627,270	1,650,689

Total China		23,020,746	35,324,685

Denmark (0.79%)
35,662	Novo Nordisk AS, ADR	3,449,525	2,476,369

France (7.77%)
14,334	Airbus SE 3	2,286,923	2,524,011
97,593	BNP Paribas S.A. [3]	3,973,988	8,156,756
65,642	Eurofins Scientific SE 3	622,552	3,501,522
2,619	LVMH Moët Hennessy Louis Vuitton SE 3	585,596	1,621,889
20,965	Pernod Ricard SA 3	3,310,091	2,071,187
49,718	TotalEnergies SE 3	2,874,437	3,203,476
298,331	Waga Energy SA 1,3	7,634,821	3,285,901

Total France		21,288,408	24,364,742

Germany (3.36%)
198,844	Deutsche Bank AG	4,745,592	4,738,452
55,837	Symrise AG 3	4,411,659	5,788,845

Total Germany		9,157,251	10,527,297

Greece (0.51%)
291,643	Piraeus Financial Holdings SA 3	1,619,154	1,602,502

Hong Kong (0.49%)
128,987	Techtronic Industries Co. Ltd. [3]	791,164	1,545,816

Shares		Cost	Value
Common Stocks (continued)
India (7.93%)
285,490	Bharti Airtel Ltd. PP 3	$1,467,109	$4,306,383
146,671	Godrej Consumer Products Ltd. [3]	1,818,436	1,983,542
47,281	Godrej Properties Ltd. [1,3]	675,088	1,168,525
352,411	Indus Towers Ltd. [1,3]	1,311,193	1,370,364
45,582	InterGlobe Aviation Ltd., 144A 1,3	1,973,628	2,716,655
416,381	Jio Financial Services Ltd. [1,3]	959,482	1,102,687
1,050,760	JM Financial Limited [3]	1,058,687	1,173,748
38,759	Kaynes Technology India Ltd. [1,3]	1,287,777	2,133,252
165,157	Max Healthcare Institute Ltd. [3]	1,106,306	2,112,476
216,115	Nippon Life India Asset Management Ltd., 144A 3	692,227	1,453,988
222,432	Reliance Industries Limited [3]	1,911,607	3,306,967
32,937	Trent Ltd. [3]	596,885	2,041,740

Total India		14,858,425	24,870,327

Ireland (1.73%)
458,103	Bank of Ireland Group PLC [3]	3,470,001	5,412,630

Israel (4.87%)
14,733	CyberArk Software Ltd. [1]	2,665,598	4,979,754
126,928	Oddity Tech Ltd., Cl A 1	4,300,841	5,490,906
29,369	Wix.com Ltd. [1]	2,121,011	4,798,307

Total Israel		9,087,450	15,268,967

Italy (0.82%)
125,584	Stevanato Group SpA	2,649,721	2,564,425

Japan (10.32%)
287,300	Ajinomoto Co., Inc. [3]	5,357,223	5,687,882
44,775	Japan Airport Terminal Co. Ltd. [3]	1,822,435	1,234,437
145,252	Japan Exchange Group, Inc. [3]	1,312,805	1,494,777
10,118	Keyence Corporation [3]	2,600,374	3,978,498
851,966	LY Corp. [3]	2,327,705	2,884,891
295,681	Mitsubishi UFJ Financial Group, Inc., ADR	2,104,691	4,030,132
61,400	Recruit Holdings Co, Ltd. [3]	959,835	3,181,209
198,100	SMS Co. Ltd. [3]	5,369,471	1,492,213
229,191	Sumitomo Mitsui Financial Group, Inc. [3]	3,245,627	5,893,557
18,133	Tokyo Electron Limited [3]	1,479,590	2,486,624

Total Japan		26,579,756	32,364,220

Korea, Republic of (5.38%)
98,752	Coupang, Inc. [1]	1,175,761	2,165,631
18,774	HD Hyundai Heavy Industries Co. Ltd. [3]	1,728,542	3,590,346
39,534	HD Korea Shipbuilding & Offshore Engineering Co. Ltd. [3]	2,739,371	5,443,992
28,658	ISC Co. Ltd. [3]	1,178,696	1,029,487
14,855	Park Systems Corp. [3]	1,951,113	2,123,645
35,448	Samsung Electronics Co., Ltd. [3]	1,892,966	1,405,352
8,281	SK Hynix, Inc. [3]	1,087,732	1,103,907

Total Korea, Republic of		11,754,181	16,862,360

Netherlands (7.95%)
90,734	AMG Critical Materials NV 3	2,181,920	1,413,982
16,519	argenx SE, ADR [1]	463,028	9,777,018
6,122	BE Semiconductor Industries NV 3	787,330	639,788
56,551	DSM-Firmenich AG 3	7,177,151	5,598,439
45,628	Prosus NV 3	1,600,969	2,119,837
194,063	Universal Music Group NV 3	4,137,782	5,358,661

Total Netherlands		16,348,180	24,907,725

See Notes to Portfolios of Investments.

Baron International Growth Fund

PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)

MARCH 31, 2025

Shares		Cost	Value
Common Stocks (continued)
Peru (1.08%)
18,162	Credicorp, Ltd.	$2,564,129	$3,381,038

Poland (2.88%)
25,496	Dino Polska SA, 144A 1,3	1,817,180	2,975,927
412,378	InPost SA 1,3	3,567,055	6,052,171

Total Poland		5,384,235	9,028,098

Russia (0.00%)^
487,800	Sberbank of Russia PJSC [2,4]	1,650,983	333

Spain (3.92%)
1,014,290	eDreams ODIGEO SA 1	7,041,602	7,896,611
88,354	Industria de Diseno Textil, S.A. [3]	2,537,885	4,399,310

Total Spain		9,579,487	12,295,921

Sweden (2.01%)
265,359	Epiroc AB, Cl A 3	4,367,765	5,342,825
31,083	EQT AB 3	955,774	947,815

Total Sweden		5,323,539	6,290,640

Switzerland (2.23%)
8,454	Compagnie Financiere Richemont SA, Cl A 3	989,605	1,475,779
29,618	Nestle S.A. [3]	2,617,877	2,993,094
57,152	On Holding AG, Cl A 1	3,240,526	2,510,116

Total Switzerland		6,848,008	6,978,989

Taiwan (3.33%)
15,898	eMemory Technology, Inc. [3]	1,212,839	1,117,751
330,453	Taiwan Semiconductor Manufacturing Co., Ltd. [3]	6,879,824	9,306,542

Total Taiwan		8,092,663	10,424,293

United Kingdom (8.52%)
79,353	AstraZeneca PLC, ADR	2,832,925	5,832,446
212,011	B&M European Value Retail S.A. [3]	785,312	716,151
164,791	BAE Systems PLC [3]	2,858,838	3,327,538
140,802	Experian plc [3]	2,722,320	6,524,099
22,038	Linde Public Limited Company [3]	3,213,541	10,304,674

Total United Kingdom		12,412,936	26,704,908

United States (4.13%)
42,137	Agilent Technologies, Inc.	1,642,510	4,929,186
83,212	Arch Capital Group Ltd. [1]	1,253,629	8,003,330

Total United States		2,896,139	12,932,516

Total Common Stocks		214,396,225	310,861,852

Warrants (0.00%)
Canada (0.00%)
5,029	Constellation Software, Inc. Exp. 3/31/2040 [1,2,4]	0	0

Principal Amount		Cost	Value
Short-Term Investments (1.01%)
$3,154,910	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/31/2025, 3.85% due 4/1/2025; Proceeds at maturity $3,155,248; (Fully Collateralized by $3,220,300 U.S. Treasury Note, 3.875% due 3/31/2027 Market value – $3,218,063) [3]	$3,154,910	$3,154,910

Total Investments (100.19%)		$217,551,135	314,016,762

Liabilities Less Cash and Other Assets (-0.19%)			(581,317)

Net Assets			$313,435,445

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]

At March 31, 2025, the market value of restricted securities, excluding Rule 144A securities as separately described below, amounted to $333 or 0.00% of net assets. See Note 3 regarding Restricted Securities.

[3]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[4]	Level 3 security. See Note 4 regarding Fair Value Measurements.
^	Rounds to less than 0.01%.
ADR	American Depositary Receipt.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At March 31, 2025, the market value of Rule 144A securities amounted to $9,643,969 or 3.08% of net assets.

All securities are Level 1, unless otherwise noted.

Summary of Investments by Sector as of March 31, 2025	Percentage of Net Assets
Industrials	16.7%
Information Technology	15.6%
Financials	15.1%
Consumer Discretionary	12.7%
Health Care	11.0%
Materials	10.6%
Consumer Staples	7.5%
Communication Services	6.4%
Energy	3.1%
Real Estate	0.4%
Cash and Cash Equivalents*	0.8%

100.0%**

*	Includes short-term investments, other assets and liabilities-net.
**	Individual weights may not sum to 100% due to rounding.

See Notes to Portfolios of Investments.

Baron Real Estate Fund

PORTFOLIO OF INVESTMENTS (UNAUDITED)

MARCH 31, 2025

Shares		Cost	Value
Common Stocks (91.53%)
Consumer Discretionary (21.91%)
	Casinos & Gaming (6.06%)
205,169	Churchill Downs, Inc.	$24,524,248	$22,788,121
692,600	Las Vegas Sands Corp.	27,027,500	26,755,138
476,249	Red Rock Resorts, Inc., Cl A	5,106,689	20,654,919
656,478	Wynn Resorts Ltd.	58,586,855	54,815,913

		115,245,292	125,014,091

	Home Improvement Retail (2.00%)
176,900	Lowe’s Companies, Inc.	34,513,425	41,258,387

	Homebuilding (7.69%)
195,400	D.R. Horton, Inc.	11,211,784	24,841,202
69,200	Installed Building Products, Inc.	7,610,808	11,865,032
182,049	Lennar Corp., Cl A	10,613,280	20,895,584
775,450	Taylor Morrison Home Corp. [1]	49,336,678	46,558,018
514,950	Toll Brothers, Inc.	36,765,275	54,373,571

		115,537,825	158,533,407

	Hotels, Resorts & Cruise Lines (6.16%)
109,250	Expedia Group, Inc.	17,353,454	18,364,925
251,250	Hilton Worldwide Holdings, Inc.	40,878,665	57,171,937
420,500	Hyatt Hotels Corp., Cl A	53,832,001	51,511,250

		112,064,120	127,048,112

Total Consumer Discretionary		377,360,662	451,853,997

Financials (9.04%)
	Asset Management & Custody Banks (9.04%)
383,400	Blackstone, Inc.	34,406,872	53,591,652
1,075,556	Brookfield Asset Management Ltd., Cl A [2]	40,823,605	52,110,688
1,541,075	Brookfield Corp., Cl A [2]	59,141,473	80,767,741

Total Financials		134,371,950	186,470,081

Industrials (5.62%)
	Building Products (3.11%)
303,050	Advanced Drainage Systems, Inc.	36,837,822	32,926,383
538,700	Trex Co., Inc. [1]	37,522,383	31,298,470

		74,360,205	64,224,853

	Trading Companies & Distributors (2.51%)
426,435	SiteOne Landscape Supply, Inc. [1]	52,879,072	51,786,266

Total Industrials		127,239,277	116,011,119

Information Technology (1.80%)
	Internet Services & Infrastructure (1.80%)
1,469,225	GDS Holdings Ltd., ADR [1,2]	11,976,577	37,215,469

Shares		Cost	Value
Common Stocks (continued)
Materials (7.23%)
	Construction Materials (4.85%)
557,900	CRH PLC [2]	$57,496,289	$49,078,463
218,045	Vulcan Materials Co.	48,183,250	50,869,898

		105,679,539	99,948,361

	Forest Products (2.38%)
533,552	Louisiana-Pacific Corp.	48,125,522	49,076,113

Total Materials		153,805,061	149,024,474

Real Estate (45.93%)
	Data Center REITs (3.73%)
147,704	Digital Realty Trust, Inc.	15,591,117	21,164,506
68,535	Equinix, Inc.	32,419,078	55,880,012

		48,010,195	77,044,518

	Health Care REITs (6.34%)
853,500	Welltower, Inc.	82,201,173	130,764,735

	Industrial REITs (2.95%)
545,300	Prologis, Inc.	61,991,291	60,959,087

	Multi-Family Residential REITs (5.21%)
123,065	AvalonBay Communities, Inc.	23,695,248	26,412,211
759,702	Equity Residential	47,877,318	54,379,469
1,253,000	Independence Realty Trust, Inc.	26,817,282	26,601,190

		98,389,848	107,392,870

	Office REITs (3.22%)
550,600	Kilroy Realty Corp.	21,622,452	18,037,656
1,306,300	Vornado Realty Trust	42,214,444	48,320,037

		63,836,896	66,357,693
	Other Specialized REITs (0.22%)
168,824	Millrose Properties, Inc., Cl A [1]	1,867,193	4,475,524

	Real Estate Services (13.75%)
779,900	CBRE Group, Inc., Cl A [1]	66,710,276	101,995,322
838,913	CoStar Group, Inc. [1]	47,219,721	66,467,077
464,492	Jones Lang LaSalle, Inc. [1]	94,277,183	115,152,212

		208,207,180	283,614,611

	Retail REITs (1.28%)
1,532,164	The Macerich Co.	27,379,622	26,307,256

	Self Storage REITs (1.15%)
159,750	Extra Space Storage, Inc.	24,484,067	23,721,278

	Single-Family Residential REITs (2.40%)
1,309,893	American Homes 4 Rent, Cl A	48,551,089	49,527,054

	Telecom Tower REITs (5.68%)
538,550	American Tower Corp.	105,816,106	117,188,480

Total Real Estate		770,734,660	947,353,106

Total Common Stocks		1,575,488,187	1,887,928,246

See Notes to Portfolios of Investments.

Baron Real Estate Fund

PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)

MARCH 31, 2025

Principal Amount		Cost	Value
Short-Term Investments (8.55%)
$176,423,614	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/31/2025, 3.85% due 4/1/2025; Proceeds at maturity $176,442,482; (Fully Collateralized by $178,575,800 U.S. Treasury Note, 4.25% due 3/15/2027 Market value – $179,952,155)[3]	$176,423,614	$176,423,614

Total Investments (100.08%)		$1,751,911,801	2,064,351,860

Liabilities Less Cash and Other Assets (-0.08%)			(1,634,605)

Net Assets			$2,062,717,255

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Portfolios of Investments.

Baron Emerging Markets Fund

PORTFOLIO OF INVESTMENTS (UNAUDITED)

MARCH 31, 2025

Shares		Cost	Value
Common Stocks (98.42%)
Argentina (0.76%)
13,947	MercadoLibre, Inc. [1]	$25,407,933	$27,208,784

Brazil (4.45%)
1,172,759	Afya Ltd., Cl A	24,784,834	21,027,569
3,264,520	Banco BTG Pactual SA	22,238,439	19,278,943
1,480,640	Inter & Co., Inc. BDR	5,938,316	8,097,990
5,460,008	Localiza Rent a Car SA	36,038,929	32,139,363
832,725	NU Holdings Ltd., Cl A 1	6,104,156	8,527,104
1,075,018	Sigma Lithium Corp. [1]	14,912,940	11,180,187
3,719,834	Suzano SA	30,192,659	34,509,723
907,933	WEG SA	6,961,420	7,204,340
1,281,705	XP, Inc., Cl A	16,111,737	17,623,444

Total Brazil		163,283,430	159,588,663

China (33.17%)
1,145,009	Alibaba Group Holding Limited, ADR	95,902,134	151,404,540
1,777,048	BYD Co. Ltd., Cl H 3	79,387,780	89,983,524
22,304,771	China Mengniu Dairy Co. Ltd. [3]	41,074,168	55,091,072
2,034,627	Contemporary Amperex Technology Co. Ltd., Cl A 3	58,214,824	71,212,401
6,760,964	Full Truck Alliance Co. Ltd., ADR	48,709,026	86,337,510
2,274,605	Fuyao Glass Industry Group Co. Ltd., Cl A 3	13,304,113	18,357,346
672,839	JD.com, Inc., ADR	24,418,822	27,667,140
3,374,659	Jiangsu Hengli Hydraulic Co. Ltd., Cl A 3	25,374,029	37,167,766
1,192,869	KE Holdings, Inc., ADR	28,924,992	23,964,738
34,823,855	Kingdee International Software Group Co. Ltd. [1,3]	22,806,022	59,284,093
680,600	Li Auto, Inc., ADR [1]	16,395,331	17,151,120
3,401,814	Meituan, Cl B, 144A 1,3	50,659,926	68,452,885
965,490	Midea Group Co. Ltd. [1,3]	6,851,770	9,788,387
1,814,850	Midea Group Co., Ltd., Cl A 3	11,245,241	19,653,421
10,365,391	NARI Technology Co. Ltd., Cl A 3	32,225,520	31,307,765
6,921,580	SF Holding Co. Ltd., Cl H 1,3	30,822,465	34,207,265
3,879,012	Shenzhou International Group Holdings Ltd. [3]	17,720,199	29,167,057
2,385,215	Tencent Holdings Limited [3]	44,280,976	152,405,467
495,360	Tencent Holdings Limited, ADR	20,763,703	31,623,782
2,308,318	Tencent Music Entertainment Group, ADR	22,063,000	33,262,862
8,485,425	Wuxi Biologics Cayman, Inc., 144A 1,3	23,224,274	29,677,249
656,735	XPeng, Inc., ADR [1]	10,374,069	13,607,549
1,275,899	XPeng, Inc., Cl A 1,3	9,172,208	13,185,541
1,336,390	Zai Lab Limited, ADR [1]	26,456,369	48,297,135
7,599,018	Zhejiang Shuanghuan Driveline Co. Ltd., Cl A 3	35,209,361	37,370,234

Total China		795,580,322	1,189,627,849

Greece (0.51%)
3,309,238	Piraeus Financial Holdings SA 3	18,370,361	18,183,392

Hong Kong (0.49%)
1,463,301	Techtronic Industries Co. Ltd. [3]	5,622,596	17,536,601

Shares		Cost	Value
Common Stocks (continued)
India (26.20%)
862,335	Bajaj Finance Limited [3]	$50,709,048	$89,845,609
3,860,981	Bharti Airtel Ltd. [3]	27,306,814	78,054,688
1,036,862	Bharti Airtel Ltd. PP 3	3,460,414	15,640,215
1,349,950	Cholamandalam Investment & Finance Co. Ltd. [3]	21,294,618	23,902,481
739,970	Cummins India Ltd. [3]	29,644,151	26,266,087
6,982,768	DCW Ltd. [1,3]	7,895,738	6,306,152
2,731,040	Godrej Consumer Products Ltd. [3]	31,113,896	36,933,912
929,220	Godrej Properties Ltd. [1,3]	17,405,481	22,965,182
1,127,830	HDFC Bank Ltd. [3]	18,113,871	24,041,056
11,962,224	Indus Towers Ltd. [1,3]	34,725,186	46,515,563
882,748	InterGlobe Aviation Ltd., 144A 1,3	38,101,278	52,611,160
7,661,946	Jio Financial Services Ltd. [1,3]	18,300,822	20,290,860
27,714,016	JM Financial Limited [3]	32,301,406	30,957,843
642,375	Kaynes Technology India Ltd. [1,3]	22,728,450	35,355,600
807,835	Kotak Mahindra Bank Ltd. [3]	17,942,211	20,450,888
647,857	Mahindra & Mahindra Ltd. [3]	11,986,848	20,108,969
2,786,578	Max Healthcare Institute Ltd. [3]	21,438,529	35,642,325
4,634,777	Nippon Life India Asset Management Ltd., 144A 3	14,845,428	31,182,061
289,370	Nuvama Wealth Management Ltd. [3]	11,033,358	20,483,998
12,056,463	Power Grid Corp. of India Ltd. [3]	45,965,043	40,800,980
3,496,189	Reliance Industries Limited [3]	29,238,906	51,978,952
2,236,344	SBI Life Insurance Company Limited, 144A 3	22,801,135	40,338,527
541,861	SRF Ltd. [3]	17,148,293	18,582,636
875,754	Swiggy Ltd. [1]	3,657,744	3,383,240
14,689,512	Swiggy Ltd. [1,2]	70,999,923	56,748,976
1,362,466	Tata Communications Ltd. [3]	6,968,932	25,039,985
1,581,779	Tata Consumer Products Ltd. [3]	5,511,261	18,462,541
266,130	Titan Co. Ltd. [3]	3,432,364	9,497,525
598,141	Trent Ltd. [3]	11,213,813	37,078,305

Total India		647,284,961	939,466,316

Indonesia (0.68%)
100,595,471	Bank Rakyat Indonesia (Persero) Tbk PT 3	29,283,902	24,317,137

Korea, Republic of (11.65%)
2,394,427	Coupang, Inc. [1]	29,338,332	52,509,784
1,001,729	Hanwha Systems Co. Ltd. [3]	16,588,561	22,024,826
268,034	HD Hyundai Heavy Industries Co. Ltd. [3]	14,045,450	51,258,912
617,248	HD Korea Shipbuilding & Offshore Engineering Co. Ltd. [3]	53,272,107	84,997,545
509,069	HPSP Co. Ltd. [3]	11,340,584	9,239,141
283,998	Hyundai Glovis Co. Ltd. [3]	27,299,442	21,835,066
521,726	ISC Co. Ltd. [3]	19,531,846	18,742,069
728,390	Korea Aerospace Industries Ltd. [3]	24,911,487	37,414,229
131,186	Park Systems Corp. [3]	17,158,021	18,754,121
33,246	Samsung Biologics Co. Ltd., 144A 1,3	25,792,652	23,073,074
1,507,193	Samsung Electronics Co., Ltd. [3]	36,102,718	59,753,362
137,501	SK Hynix, Inc. [3]	11,334,291	18,329,704

Total Korea, Republic of		286,715,491	417,931,833

Mexico (0.97%)
6,973,582	Grupo Mexico S.A.B. de C.V., Series B	17,317,797	34,839,797

See Notes to Portfolios of Investments.

Baron Emerging Markets Fund

PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)

MARCH 31, 2025

Shares		Cost	Value
Common Stocks (continued)
Peru (1.46%)
281,429	Credicorp, Ltd.	$34,838,185	$52,390,823

Philippines (1.19%)
15,889,601	BDO Unibank, Inc.	26,860,007	42,566,638

Poland (2.58%)
276,562	Dino Polska SA, 144A 1,3	24,575,975	32,280,683
4,094,436	InPost SA 1,3	47,829,567	60,091,047

Total Poland		72,405,542	92,371,730

Russia (0.00%) ^
17,949,100	Sberbank of Russia PJSC [2,4]	64,430,586	12,263

South Africa (1.64%)
563,179	Gold Fields Ltd. [3]	5,659,351	12,442,707
1,150,829	Gold Fields Ltd., ADR	10,749,288	25,421,813
85,054	Naspers Ltd., Cl N 3	12,009,190	21,092,585

Total South Africa		28,417,829	58,957,105

Spain (0.44%)
2,176,630	Codere Online Luxembourg, S.A. Private Shares [1]	18,185,897	15,780,567

Taiwan (11.54%)
145,971	ASPEED Technology, Inc. [3]	15,948,413	13,517,728
1,354,523	Chroma ATE, Inc. [3]	13,668,218	11,836,241
4,234,490	Delta Electronics, Inc. [3]	15,207,757	46,834,534
3,466,851	E Ink Holdings, Inc. [3]	29,358,938	28,222,946
236,184	eMemory Technology, Inc. [3]	18,782,638	16,605,536
9,728,491	Taiwan Semiconductor Manufacturing Co., Ltd. [3]	182,168,158	273,983,320
138,639	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	2,419,001	23,014,074

Total Taiwan		277,553,123	414,014,379

United Arab Emirates (0.69%)
63,946,587	Talabat Holding PLC [1]	27,930,088	24,722,067

Total Common Stocks		2,539,488,050	3,529,515,944

Private Common Stocks (1.10%)
India (1.10%)
27,027	Pine Labs PTE. Ltd., Series 1 [1,2,4]	10,077,362	9,925,936
6,833	Pine Labs PTE. Ltd., Series A 1,2,4	2,547,771	2,509,488
7,600	Pine Labs PTE. Ltd., Series B 1,2,4	2,833,757	2,791,176
6,174	Pine Labs PTE. Ltd., Series B2 [1,2,4]	2,302,055	2,267,463
9,573	Pine Labs PTE. Ltd., Series C 1,2,4	3,569,416	3,515,780
1,932	Pine Labs PTE. Ltd., Series C1 [1,2,4]	720,371	709,546
2,459	Pine Labs PTE. Ltd., Series D 1,2,4	916,870	903,092
45,680	Pine Labs PTE. Ltd., Series J 1,2,4	17,032,398	16,776,437

Total Private Common Stocks		40,000,000	39,398,918

Shares		Cost	Value
Private Convertible Preferred Stocks (0.00%)^
India (0.00%)^
15,334	Think & Learn Private Limited, Series F 1,2,4	$49,776,072	$73,657

Warrants (0.00%)^
Spain (0.00%)^
13,259	Codere Online Luxembourg S.A. Private Shares Exp. 11/30/2026 exercise price USD 11.50 [1]	0	9,149

Principal Amount
Short-Term Investments (0.98%)
$35,146,769	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/31/2025, 3.85% due 4/1/2025; Proceeds at maturity $35,150,528; (Fully Collateralized by $35,575,600 U.S. Treasury Note, 4.25% due 3/15/2027 Market value – $35,849,873) [3]	35,146,769	35,146,769

Total Investments (100.50%)		$2,664,410,891	3,604,144,437

Liabilities Less Cash and Other Assets (-0.50%)			(17,798,610)

Net Assets			$3,586,345,827

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]

At March 31, 2025, the market value of restricted securities, excluding Rule 144A securities as separately described below, amounted to $96,233,814 or 2.68% of net assets. See Note 3 regarding Restricted Securities.

[3]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[4]	Level 3 security. See Note 4 regarding Fair Value Measurements.
^	Rounds to less than 0.01%.
ADR	American Depositary Receipt.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At March 31, 2025, the market value of Rule 144A securities amounted to $277,615,639 or 7.74% of net assets.

All securities are Level 1, unless otherwise noted.

See Notes to Portfolios of Investments.

Baron Emerging Markets Fund

PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)

MARCH 31, 2025

Summary of Investments by Sector as of March 31, 2025	Percentage of Net Assets
Consumer Discretionary	21.9%
Industrials	18.8%
Information Technology	17.7%
Financials	14.8%
Communication Services	10.7%
Materials	4.0%
Consumer Staples	4.0%
Health Care	3.8%
Energy	1.4%
Real Estate	1.3%
Utilities	1.1%
Cash and Cash Equivalents*	0.5%

100.0%**

*	Includes short-term investments, other assets and liabilities-net.
**	Individual weights may not sum to 100% due to rounding.

See Notes to Portfolios of Investments.

Baron Global Advantage Fund

PORTFOLIO OF INVESTMENTS (UNAUDITED)

MARCH 31, 2025

Shares		Cost	Value
Common Stocks (87.47%)
Argentina (10.26%)
58,919	Globant S.A. [1]	$3,752,224	$6,935,945
23,269	MercadoLibre, Inc. [1]	11,883,153	45,394,794

Total Argentina		15,635,377	52,330,739

Brazil (1.51%)
428,177	Afya Ltd., Cl A	7,664,627	7,677,214

Canada (8.86%)
473,412	Shopify, Inc., Cl A 1	17,000,133	45,156,404

China (2.91%)
387,028	GDS Holdings Ltd., ADR [1]	4,436,268	9,803,419
42,316	PDD Holdings, Inc., ADR [1]	5,910,545	5,008,099

Total China		10,346,813	14,811,518

India (7.20%)
203,149	Bajaj Finance Limited [3]	11,299,076	21,165,841
6,607,712	Zomato Ltd. [1,3]	10,977,766	15,522,100

Total India		22,276,842	36,687,941

Israel (3.68%)
323,315	Fiverr International Ltd. [1]	7,334,441	7,656,099
68,121	Wix.com Ltd. [1]	5,671,074	11,129,609

Total Israel		13,005,515	18,785,708

Korea, Republic of (4.97%)
1,155,251	Coupang, Inc.[1]	18,752,687	25,334,654

Netherlands (9.97%)
8,934	Adyen N.V., 144A 1,3	6,863,044	13,693,992
37,600	argenx SE, ADR [1]	1,773,962	22,254,124
22,495	ASML Holding N.V. [3]	4,142,579	14,886,586

Total Netherlands		12,779,585	50,834,702

Poland (2.11%)
733,515	InPost SA 1,3	8,201,625	10,765,264

Spain (1.71%)
827,902	Codere Online Luxembourg S.A. [1]	7,576,156	6,002,289
375,992	Codere Online Luxembourg, S.A. Private Shares [1]	2,714,710	2,725,942

Total Spain		10,290,866	8,728,231

Taiwan (1.50%)
45,929	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	7,840,731	7,624,214

United Kingdom (1.86%)
485,666	Endava plc, ADR [1]	18,276,569	9,475,344

Shares		Cost	Value
Common Stocks (continued)
United States (30.93%)
139,157	Bill Holdings, Inc. [1]	$5,551,114	$6,385,915
187,633	Block, Inc. [1]	14,761,613	10,194,101
281,213	Cloudflare, Inc., Cl A 1	5,165,715	31,689,893
16,812	Crowdstrike Holdings, Inc., Cl A 1	832,835	5,927,575
155,204	Datadog, Inc., Cl A 1	5,969,200	15,397,789
154	GRAIL, Inc. [1]	7,341	3,933
49,941	Illumina, Inc. [1]	6,073,385	3,962,319
1,423,030	indie Semiconductor, Inc., Cl A 1	8,017,750	2,895,866
360,318	NVIDIA Corp.	6,795,444	39,051,265
76,958	SailPoint, Inc. [1]	1,770,034	1,442,962
25,007	ServiceTitan, Inc., Cl A 1	1,775,497	2,378,416
116,938	Snowflake, Inc., Cl A 1	14,032,560	17,091,658
26,260	Tesla, Inc. [1]	6,159,805	6,805,541
74,811	Viking Therapeutics, Inc. [1]	4,953,838	1,806,686
63,729	Zscaler, Inc. [1]	2,792,273	12,645,108

Total United States		84,658,404	157,679,027

Total Common Stocks		246,729,774	445,890,960

Private Common Stocks (11.99%)
United States (11.99%)
299,761	Farmers Business Network, Inc. [1,2,4]	12,250,007	557,556
252,130	Space Exploration Technologies Corp., Cl A 1,2,4	11,571,518	46,644,050
75,250	Space Exploration Technologies Corp., Cl C 1,2,4	3,428,124	13,921,250

Total Private Common Stocks		27,249,649	61,122,856

Private Convertible Preferred Stocks (0.01%)
India (0.01%)
9,201	Think & Learn Private Limited, Series F 1,2,4	29,867,591	44,197

Private Preferred Stocks (0.09%)
United States (0.09%)
461,004	GM Cruise Holdings LLC, Cl G 1,2,4	12,147,455	461,004

Warrants (0.07%)
Spain (0.06%)
498,034	Codere Online Luxembourg S.A. Private Shares, Exp. 11/30/2026 exercise price USD 11.50 [1]	845,632	343,643
4,326	Codere Online Luxembourg SA, Exp. 11/30/2026 [1]	0	2,985

Total Spain		845,632	346,628

United States (0.01%)
228,748	Taboola.com Ltd., Exp. 12/31/2027 exercise price USD 11.50 [1]	417,099	35,914

Total Warrants		1,262,731	382,542

See Notes to Portfolios of Investments.

Baron Global Advantage Fund

PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)

MARCH 31, 2025

Principal Amount		Cost	Value
Short-Term Investments (0.07%)
$356,505	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/31/2025, 3.85% due 4/1/2025; Proceeds at maturity $356,544; (Fully Collateralized by $363,900 U.S. Treasury Note, 3.875% due 3/31/2027 Market value – $363,353) [3]	$356,505	$356,505

Total Investments (99.70%)		$317,613,705	508,258,064

Cash and Other Assets Less Liabilities (0.30%)			1,529,743

Net Assets			$509,787,807

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]

At March 31, 2025, the market value of restricted securities, excluding Rule 144A securities as separately described below, amounted to $61,628,057 or 12.09% of net assets. See Note 3 regarding Restricted Securities.

[3]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[4]	Level 3 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At March 31, 2025, the market value of Rule 144A securities amounted to $13,693,992 or 2.69% of net assets.

All securities are Level 1, unless otherwise noted.

Summary of Investments by Sector as of March 31, 2025	Percentage of Net Assets
Information Technology	47.1%
Consumer Discretionary	22.5%
Industrials	15.6%
Financials	8.8%
Health Care	5.5%
Materials	0.1%
Communication Services	0.0%^
Cash and Cash Equivalents*	0.4%

100.0%**

^	Rounds to less than 0.1%.
*	Includes short-term investments, other assets and liabilities-net.
**	Individual weights may not sum to 100% due to rounding.

See Notes to Portfolios of Investments.

Baron Real Estate Income Fund

PORTFOLIO OF INVESTMENTS (UNAUDITED)

MARCH 31, 2025

Shares		Cost	Value
Common Stocks (93.47%)
Consumer Discretionary (3.00%)
	Casinos & Gaming (1.99%)
54,900	Wynn Resorts Ltd.	$4,888,806	$4,584,150

	Hotels, Resorts & Cruise Lines (1.01%)
10,147	Hilton Worldwide Holdings, Inc.	1,993,668	2,308,950

Total Consumer Discretionary		6,882,474	6,893,100

Financials (5.41%)
	Asset Management & Custody Banks (4.80%)
17,900	Blackstone, Inc.	2,235,846	2,502,062
101,107	Brookfield Corp., Cl A [2]	4,373,369	5,299,018
66,353	Brookfield Asset Management Ltd., Cl A [2]	2,361,374	3,214,803

		8,970,589	11,015,883

	Mortgage REITs (0.61%)
70,226	Blackstone Mortgage Trust, Inc., Cl A	1,411,375	1,404,520

Total Financials		10,381,964	12,420,403

Information Technology (1.34%)
	Internet Services & Infrastructure (1.34%)
121,621	GDS Holdings Ltd., ADR [1,2]	788,819	3,080,660

Real Estate (83.72%)
	Data Center REITs (4.14%)
19,066	Digital Realty Trust, Inc.	1,932,574	2,731,967
8,308	Equinix, Inc.	5,581,512	6,773,928

		7,514,086	9,505,895

	Health Care REITs (18.41%)
145,775	American Healthcare REIT, Inc.	4,134,280	4,416,982
170,416	Healthpeak Properties, Inc.	3,252,686	3,445,812
161,679	Ventas, Inc.	9,099,158	11,117,048
152,349	Welltower, Inc.	13,906,351	23,341,390

		30,392,475	42,321,232

	Industrial REITs (14.41%)
57,645	EastGroup Properties, Inc.	9,739,833	10,154,167
78,941	First Industrial Realty Trust, Inc.	4,403,139	4,259,656
167,284	Prologis, Inc.	19,192,740	18,700,678

		33,335,712	33,114,501

	Multi-Family Residential REITs (11.55%)
28,230	AvalonBay Communities, Inc.	5,200,848	6,058,723
131,018	Equity Residential	8,355,938	9,378,268
523,518	Independence Realty Trust, Inc.	10,083,975	11,114,287

		23,640,761	26,551,278

	Office REITs (3.51%)
69,255	Kilroy Realty Corp.	2,701,005	2,268,794
156,466	Vornado Realty Trust	5,023,172	5,787,677

		7,724,177	8,056,471

Shares		Cost	Value
Common Stocks (continued)
Real Estate (continued)
	Retail REITs (7.08%)
75,619	Agree Realty Corp.	$5,387,468	$5,837,031
206,624	The Macerich Co.	3,095,951	3,547,734
41,400	Simon Property Group, Inc.	6,459,557	6,875,712

		14,942,976	16,260,477
	Self Storage REITs (1.45%)
22,457	Extra Space Storage, Inc.	3,533,191	3,334,640

	Single-Family Residential REITs (5.51%)
221,982	American Homes 4 Rent, Cl A	7,841,792	8,393,139
122,735	Invitation Homes, Inc.	4,193,184	4,277,315

		12,034,976	12,670,454

	Telecom Tower REITs (14.63%)
106,731	American Tower Corp.	21,177,111	23,224,666
56,071	Crown Castle, Inc.	5,828,964	5,844,280
20,700	SBA Communications Corp.	4,493,815	4,554,207

		31,499,890	33,623,153

	Timber REITs (3.03%)
238,135	Weyerhaeuser Co.	7,090,551	6,972,593

Total Real Estate		171,708,795	192,410,694

Total Common Stocks		189,762,052	214,804,857

Principal Amount
Short-Term Investments (6.55%)
$15,061,448	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/31/2025, 3.85% due 4/1/2025; Proceeds at maturity $15,063,058; (Fully Collateralized by $15,245,200 U.S. Treasury Note, 4.25% due 3/15/2027 Market value – $15,362,719)[3]	15,061,448	15,061,448

Total Investments (100.02%)		$204,823,500	229,866,305

Liabilities Less Cash and Other Assets (-0.02%)			(38,784)

Net Assets			$229,827,521

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Portfolios of Investments.

Baron Health Care Fund

PORTFOLIO OF INVESTMENTS (UNAUDITED)

MARCH 31, 2025

Shares		Cost	Value
Common Stocks (95.97%)
Health Care (95.97%)
	Biotechnology (20.80%)
92,500	Arcellx, Inc. [1]	$4,305,567	$6,068,000
23,555	argenx SE, ADR [1,2]	8,176,329	13,941,380
10,000	Biohaven Ltd. [1,2]	344,753	240,400
4,500	BioNTech SE, ADR [1,2]	496,491	409,770
8,000	Gilead Sciences, Inc.	893,201	896,400
60,000	Insmed, Inc. [1]	4,365,039	4,577,400
12,000	Vertex Pharmaceuticals, Incorporated [1]	2,884,310	5,817,840
100,100	Xenon Pharmaceuticals, Inc. [1,2]	3,651,406	3,358,355

		25,117,096	35,309,545

	Health Care Distributors (1.79%)
4,500	McKesson Corp.	2,800,452	3,028,455

	Health Care Equipment (27.34%)
144,000	Boston Scientific Corp. [1]	7,541,549	14,526,720
7,500	DexCom, Inc. [1]	823,467	512,175
20,500	Glaukos Corp. [1]	2,020,186	2,017,610
8,000	IDEXX Laboratories, Inc. [1]	3,257,067	3,359,600
15,000	Inspire Medical Systems, Inc. [1]	2,207,639	2,389,200
22,000	Intuitive Surgical, Inc. [1]	4,999,224	10,895,940
11,150	Masimo Corp. [1]	2,061,196	1,857,590
10,000	Penumbra, Inc. [1]	2,867,706	2,674,100
22,000	Stryker Corp.	6,547,461	8,189,500

		32,325,495	46,422,435

	Health Care Facilities (1.50%)
2,500	HCA Healthcare, Inc.	505,973	863,875
12,500	Tenet Healthcare Corp. [1]	1,631,019	1,681,250

		2,136,992	2,545,125

	Health Care Services (1.76%)
60,000	RadNet, Inc. [1]	2,871,502	2,983,200

	Health Care Supplies (2.68%)
54,000	The Cooper Companies, Inc. [1]	4,576,871	4,554,900

	Life Sciences Tools & Services (14.68%)
6,500	Agilent Technologies, Inc.	800,364	760,370
10,000	Bio-Techne Corporation	569,865	586,300
30,000	Danaher Corp.	7,535,467	6,150,000
2,600	Mettler-Toledo International, Inc. [1]	2,729,783	3,070,366
7,500	Natera, Inc. [1,3]	494,567	1,060,575
16,000	Thermo Fisher Scientific, Inc.	7,592,297	7,961,600
12,000	Waters Corp. [1]	4,532,947	4,422,840
4,100	West Pharmaceutical Services, Inc.	1,098,966	917,908

		25,354,256	24,929,959

Shares		Cost	Value
Common Stocks (continued)
Health Care (continued)
	Managed Health Care (12.62%)
35,000	HealthEquity, Inc. [1]	$3,317,316	$3,092,950
35,000	UnitedHealth Group, Incorporated	12,902,587	18,331,250

		16,219,903	21,424,200

	Pharmaceuticals (12.80%)
34,000	AstraZeneca PLC, ADR [2]	2,224,021	2,499,000
20,800	Eli Lilly & Co.	4,961,173	17,178,928
12,500	Zoetis, Inc.	1,808,548	2,058,125

		8,993,742	21,736,053

Total Common Stocks		120,396,309	162,933,872

Principal Amount
Short-Term Investments (6.35%)
$10,783,119	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/31/2025, 3.85% due 4/1/2025; Proceeds at maturity $10,784,273; (Fully Collateralized by $11,006,600 U.S. Treasury Note, 3.875% due 3/31/2027 Market value – $10,998,940)[4]	10,783,119	10,783,119

Total Investments (102.32%)		$131,179,428	173,716,991

Liabilities Less Cash and Other Assets (-2.32%)			(3,936,895)

Net Assets			$169,780,096

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[4]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Portfolios of Investments.

Baron FinTech Fund

PORTFOLIO OF INVESTMENTS (UNAUDITED)

MARCH 31, 2025

Shares		Cost	Value
Common Stocks (98.69%)
Consumer Discretionary (3.80%)
	Broadline Retail (3.80%)
1,320	MercadoLibre, Inc. [1]	$1,934,666	$2,575,148

Financials (71.12%)
	Asset Management & Custody Banks (4.60%)
1,100	Blackrock, Inc.	810,567	1,041,128
18,000	KKR & Co., Inc.	2,035,995	2,080,980

		2,846,562	3,122,108

	Diversified Banks (1.90%)
126,000	NU Holdings Ltd., Cl A [1,2]	1,013,999	1,290,240

	Diversified Financial Services (3.43%)
17,000	Apollo Global Management, Inc.	1,218,930	2,327,980

	Financial Exchanges & Data (20.44%)
5,000	CME Group, Inc.	1,025,662	1,326,450
3,000	FactSet Research Systems, Inc.	1,238,689	1,363,920
4,000	Moody’s Corp.	1,417,488	1,862,760
5,200	Morningstar, Inc.	1,144,198	1,559,324
3,150	MSCI, Inc.	1,353,379	1,781,325
6,200	S&P Global, Inc.	2,417,984	3,150,220
19,000	Tradeweb Markets, Inc., Cl A	1,586,886	2,820,740

		10,184,286	13,864,739

	Insurance Brokers (1.34%)
10,000	Baldwin Insurance Group, Inc. Cl A [1]	287,121	446,900
15,000	TWFG, Inc. [1]	259,710	463,650

		546,831	910,550

	Investment Banking & Brokerage (11.71%)
10,000	Houlihan Lokey, Inc.	746,412	1,615,000
11,000	Interactive Brokers Group, Inc., Cl A	948,392	1,821,490
8,600	LPL Financial Holdings, Inc.	1,861,540	2,813,404
20,000	Robinhood Markets, Inc., Cl A [1]	946,353	832,400
11,000	The Charles Schwab Corp.	808,792	861,080

		5,311,489	7,943,374

	Life & Health Insurance (1.14%)
2,700	Primerica, Inc.	701,456	768,231

	Property & Casualty Insurance (7.87%)
18,000	Arch Capital Group Ltd. [1,2]	1,477,059	1,731,240
1,600	Kinsale Capital Group, Inc.	270,056	778,736
10,000	The Progressive Corp.	1,186,025	2,830,100

		2,933,140	5,340,076

	Transaction & Payment Processing Services (18.69%)
13,000	Block, Inc. [1]	2,253,183	706,290
13,000	Fiserv, Inc. [1]	1,390,370	2,870,790
6,000	Jack Henry & Associates, Inc.	999,875	1,095,600
5,750	Mastercard, Incorporated, Cl A	1,969,960	3,151,690
9,500	Visa, Inc., Cl A	1,987,631	3,329,370
124,000	Wise PLC, Cl A (United Kingdom) [1,2,3]	1,430,338	1,522,086

		10,031,357	12,675,826

Total Financials		34,788,050	48,243,124

Shares		Cost	Value
Common Stocks (continued)
Industrials (5.09%)
	Research & Consulting Services (5.09%)
3,200	Equifax, Inc.	$711,711	$779,392
10,000	TransUnion	965,895	829,900
6,200	Verisk Analytics, Inc.	1,183,525	1,845,244

Total Industrials		2,861,131	3,454,536

Information Technology (17.63%)
	Application Software (14.83%)
13,000	Alkami Technology, Inc. [1]	332,244	341,250
3,500	Bill Holdings, Inc. [1]	383,154	160,615
20,000	Clearwater Analytics Holdings, Inc., Cl A [1]	483,869	536,000
1,340	Fair Isaac Corp. [1]	581,101	2,471,175
13,400	Guidewire Software, Inc. [1]	1,500,247	2,510,624
15,000	Intapp, Inc. [1]	665,300	875,700
4,000	Intuit, Inc.	1,455,968	2,455,960
7,500	ServiceTitan, Inc., Cl A [1]	649,411	713,325

		6,051,294	10,064,649

	Internet Services & Infrastructure (1.69%)
12,000	Shopify, Inc., Cl A [1,2]	1,691,746	1,144,620

	IT Consulting & Other Services (1.11%)
1,200	Accenture plc, Cl A [2]	280,826	374,448
18,000	CI&T, Inc., Cl A [1,2]	259,692	107,460
2,300	Globant S.A. [1,2]	501,642	270,756

		1,042,160	752,664

Total Information Technology		8,785,200	11,961,933

Real Estate (1.05%)
	Real Estate Services (1.05%)
9,000	CoStar Group, Inc. [1]	771,264	713,070

Total Common Stocks		49,140,311	66,947,811

Principal Amount
Short-Term Investments (1.42%)
$961,363	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/31/2025, 3.85% due 4/1/2025; Proceeds at maturity $961,466; (Fully Collateralized by $973,100 U.S. Treasury Note, 4.25% due 3/15/2027 Market value – $980,609)[3]	961,363	961,363

Total Investments (100.11%)		$50,101,674	67,909,174

Liabilities Less Cash and Other Assets (-0.11%)			(71,658)

Net Assets			$67,837,516

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	Level 2 security. See Note 4 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Portfolios of Investments.

Baron India Fund

PORTFOLIO OF INVESTMENTS (UNAUDITED)

MARCH 31, 2025

Shares		Cost	Value
Common Stocks (91.81%)
Communication Services (13.66%)
	Integrated Telecommunication Services (3.44%)
50,584	Indus Towers Ltd. [1,3]	$174,483	$196,698
6,729	Tata Communications Ltd. [3]	142,185	123,668

		316,668	320,366

	Movies & Entertainment (0.55%)
6,936	Tips Industries Ltd. [3]	38,212	51,120

	Wireless Telecommunication Services (9.67%)
59,657	Bharti Airtel Ltd. PP [3]	712,170	899,877

Total Communication Services		1,067,050	1,271,363

Consumer Discretionary (8.07%)
	Apparel Retail (2.08%)
3,129	Trent Ltd. [3]	61,645	193,964

	Apparel, Accessories & Luxury Goods (0.82%)
2,132	Titan Co. Ltd. [3]	74,396	76,086

	Automobile Manufacturers (2.33%)
7,002	Mahindra & Mahindra Ltd. [3]	213,550	217,337

	Consumer Electronics (0.60%)
362	Dixon Technologies India Ltd. [3]	35,432	55,522

	Restaurants (2.24%)
88,858	Zomato Ltd. [1,3]	120,841	208,735

Total Consumer Discretionary		505,864	751,644

Consumer Staples (3.50%)
	Packaged Foods & Meats (1.80%)
14,358	Tata Consumer Products Ltd. [2,3]	161,654	167,587

	Personal Care Products (1.70%)
11,706	Godrej Consumer Products Ltd. [3]	152,973	158,309

Total Consumer Staples		314,627	325,896

Energy (4.29%)
	Oil & Gas Refining & Marketing (4.29%)
26,855	Reliance Industries Limited [3]	451,739	399,262

Financials (32.90%)
	Asset Management & Custody Banks (0.64%)
5,383	360 ONE WAM Ltd. [3]	36,553	59,134

	Consumer Finance (10.27%)
5,708	Bajaj Finance Limited [3]	481,420	594,710
20,438	Cholamandalam Investment & Finance Co. Ltd. [3]	321,975	361,879

		803,395	956,589

	Diversified Banks (15.40%)
20,818	HDFC Bank Ltd. [3]	419,139	443,760
38,829	ICICI Bank Ltd. [3]	576,339	610,315
15,015	Kotak Mahindra Bank Ltd. [3]	333,373	380,115

		1,328,851	1,434,190

Shares		Cost	Value
Common Stocks (continued)
Financials (continued)
	Diversified Financial Services (2.93%)
9,951	Bajaj Finserv Ltd. [3]	$204,493	$232,707
15,041	Jio Financial Services Ltd. [1,3]	40,095	39,833

		244,588	272,540
	Investment Banking & Brokerage (0.56%)
735	Nuvama Wealth Management Ltd. [3]	48,057	52,029

	Life & Health Insurance (2.51%)
12,935	SBI Life Insurance Company Limited, 144A [3]	244,948	233,318

	Specialized Finance (0.59%)
11,038	REC Ltd. [3]	73,243	55,023

Total Financials		2,779,635	3,062,823

Health Care (8.06%)
	Health Care Facilities (8.06%)
42,555	Aster DM Healthcare Ltd., 144A [3]	206,083	239,565
11,426	HealthCare Global Enterprises Ltd. [1,3]	66,681	72,285
34,305	Max Healthcare Institute Ltd. [3]	388,118	438,786

Total Health Care		660,882	750,636

Industrials (10.72%)
	Aerospace & Defense (1.15%)
30,756	Bharat Electronics Ltd. [3]	108,680	107,583

	Construction & Engineering (0.41%)
29,026	GMR Power & Urban Infra Ltd. [1,3]	26,273	38,520

	Construction & Machinery & Heavy Trucks (0.97%)
2,538	Cummins India Ltd. [3]	95,030	90,089

	Electrical Components & Equipment (0.82%)
49,675	Precision Wires India Ltd. [3]	82,392	76,354

	Industrial Conglomerates (0.75%)
1,134	Siemens Ltd. [3]	88,086	69,591

	Industrial Machinery & Supplies & Components (1.83%)
4,200	Kirloskar Oil Engines Ltd. [3]	33,484	35,274
4,948	Shaily Engineering Plastics Ltd. [3]	57,327	105,269
692	Thermax Ltd. [3]	33,819	29,485

		124,630	170,028

	Passenger Airlines (4.79%)
7,489	InterGlobe Aviation Ltd., 144A [1,3]	380,823	446,339

Total Industrials		905,914	998,504

Information Technology (6.12%)
	Electronic Manufacturing Services (1.06%)
1,800	Kaynes Technology India Ltd. [1,3]	59,758	99,070

	IT Consulting & Other Services (5.06%)
1,009	Coforge Ltd. [3]	95,582	94,590
8,940	Tata Consultancy Services Ltd. [3]	454,793	376,075

		550,375	470,665

Total Information Technology		610,133	569,735

See Notes to Portfolios of Investments.

Baron India Fund

PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)

MARCH 31, 2025

Shares		Cost	Value
Common Stocks (continued)
Materials (0.89%)
	Commodity Chemicals (0.40%)
41,349	DCW Ltd. [1,3]	$38,888	$37,342

	Diversified Chemicals (0.49%)
1,331	SRF Ltd. [3]	40,631	45,646

Total Materials		79,519	82,988

Real Estate (0.85%)

	Real Estate Development (0.85%)
3,210	Godrej Properties Ltd. [1,3]	76,489	79,333

Utilities (2.75%)
	Electric Utilities (2.75%)
75,614	Power Grid Corp. of India Ltd. [3]	277,867	255,890

Total Common Stocks		7,729,719	8,548,074

Principal Amount		Cost	Value
Short-Term Investments (9.95%)
$925,907	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/31/2025, 3.85% due 4/1/2025; Proceeds at maturity $926,006; (Fully Collateralized by $945,100 U.S. Treasury Note, 3.875% due 3/31/2027 Market value – $944,446) [3]	$925,907	$925,907

Total Investments (101.76%)		$8,655,626	9,473,981

Liabilities Less Cash and Other Assets (-1.76%)			(164,204)

Net Assets			$9,309,777

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[3]	Level 2 security. See Note 4 regarding Fair Value Measurements.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At March 31, 2025, the market value of Rule 144A securities amounted to $919,222 or 9.87% of net assets.

All securities are Level 1, unless otherwise noted.

See Notes to Portfolios of Investments.

Baron Technology Fund

PORTFOLIO OF INVESTMENTS (UNAUDITED)

MARCH 31, 2025

Shares		Cost	Value
Common Stocks (99.54%)
Communication Services (10.87%)
	Advertising (1.69%)
15,630	The Trade Desk, Inc., Cl A [1]	$1,148,547	$855,274
	Interactive Media & Services (1.71%)
8,210	Reddit, Inc., Cl A [1]	740,724	861,229
	Movies & Entertainment (7.47%)
6,847	Spotify Technology SA [1,2]	1,980,083	3,766,055

Total Communication Services		3,869,354	5,482,558

Consumer Discretionary (16.92%)
	Automobile Manufacturers (2.82%)
5,490	Tesla, Inc. [1]	1,152,302	1,422,788

	Broadline Retail (9.34%)
24,750	Amazon.com, Inc. [1]	4,347,669	4,708,935

	Education Services (2.78%)
4,515	Duolingo, Inc. [1]	881,190	1,402,088

	Hotels, Resorts & Cruise Lines (1.04%)
67,276	eDreams ODIGEO SA (Spain) [1,2]	482,205	523,768

	Restaurants (0.94%)
201,506	Zomato Ltd. (India) [1,2,4]	624,017	473,356

Total Consumer Discretionary		7,487,383	8,530,935

Consumer Staples (1.05%)
	Personal Care Products (1.05%)
12,203	Oddity Tech Ltd., Cl A [1,2]	575,852	527,902

Financials (1.40%)
	Investment Banking & Brokerage (1.40%)
2,160	LPL Financial Holdings, Inc.	725,716	706,622

Industrials (3.15%)
	Aerospace & Defense (1.37%)
1,316	Axon Enterprise, Inc. [1]	472,226	692,150

	Construction & Engineering (0.88%)
1,742	Quanta Services, Inc.	468,007	442,782

	Electrical Components & Equipment (0.90%)
6,304	Vertiv Holdings Co., Cl A	552,519	455,149

Total Industrials		1,492,752	1,590,081

Information Technology (64.17%)
	Application Software (8.27%)
4,840	Atlassian Corp., Cl A [1,2]	1,131,351	1,027,096
11,549	Gitlab, Inc., Cl A [1,3]	627,143	542,803
2,572	Guidewire Software, Inc. [1]	289,169	481,890
1,136	Intuit, Inc.	681,123	697,493
13,765	Samsara, Inc., Cl A [1]	529,155	527,612
847	ServiceNow, Inc. [1,3]	631,249	674,331
2,288	ServiceTitan, Inc., Cl A [1]	162,448	217,612

		4,051,638	4,168,837

	Communications Equipment (2.13%)
13,852	Arista Networks, Inc. [1]	1,430,824	1,073,253

	Electronic Equipment & Instruments (3.70%)
21,182	PAR Technology Corp. [1]	1,102,995	1,299,304
3,951	Park Systems Corp. (Korea, Republic of) [2,4]	554,417	564,828

		1,657,412	1,864,132

Shares		Cost	Value
Common Stocks (continued)
Information Technology (continued)
	Internet Services & Infrastructure (3.28%)
27,088	GDS Holdings Ltd., ADR [1,2]	$320,496	$686,139
10,158	Shopify, Inc., Cl A [1,2]	764,659	968,921

		1,085,155	1,655,060

	IT Consulting & Other Services (1.35%)
1,618	Gartner, Inc. [1]	680,160	679,139

	Semiconductor Materials & Equipment (3.40%)
22,230	HPSP Co. Ltd. (Korea, Republic of) [2,4]	419,065	403,454
9,019	Lam Research Corp.	720,310	655,681
3,550	Nova Ltd. [1,2]	695,610	654,372

		1,834,985	1,713,507

	Semiconductors (24.21%)
20,104	Broadcom, Inc.	3,068,408	3,366,013
4,318	eMemory Technology, Inc. (Taiwan) [2,4]	334,663	303,588
313,510	indie Semiconductor, Inc., Cl A [1]	1,523,448	637,993
966	Monolithic Power Systems, Inc.	562,830	560,260
47,923	NVIDIA Corp.	3,689,973	5,193,895
7,884	Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan) [2,4]	161,540	222,037
11,595	Taiwan Semiconductor Manufacturing Co., Ltd., ADR [2]	1,764,623	1,924,770

		11,105,485	12,208,556

	Systems Software (12.84%)
8,165	Cloudflare, Inc., Cl A [1,3]	713,510	920,114
3,468	CyberArk Software Ltd. [1,2]	1,108,186	1,172,184
7,066	Datadog, Inc., Cl A [1,3]	844,432	701,018
6,687	Microsoft Corporation	2,528,222	2,510,233
1,767	Snowflake, Inc., Cl A [1,3]	324,937	258,265
4,596	Zscaler, Inc. [1]	869,413	911,938

		6,388,700	6,473,752

	Technology Hardware, Storage & Peripherals (4.99%)
11,343	Apple, Inc.	2,129,963	2,519,620

Total Information Technology		30,364,322	32,355,856

Real Estate (1.98%)
	Real Estate Services (1.98%)
12,612	CoStar Group, Inc. [1]	1,034,234	999,249

Total Investments (99.54%)		$45,549,613	50,193,203

Cash and Other Assets Less Liabilities (0.46%)			230,704

Net Assets			$50,423,907

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[4]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Portfolios of Investments.

Baron Select Funds	MARCH 31, 2025

NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Baron Select Funds (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company established as a Delaware statutory trust on April 30, 2003. The Trust currently offers 12 series (individually, a Fund and collectively, the Funds): Baron Partners Fund, Baron Focused Growth Fund, Baron International Growth Fund, Baron Real Estate Fund, Baron Emerging Markets Fund, Baron Global Advantage Fund, Baron Real Estate Income Fund, Baron WealthBuilder Fund, Baron Health Care Fund, Baron FinTech Fund, Baron India Fund, and Baron Technology Fund. Baron WealthBuilder Fund is presented in a separate report.

Each Fund offers Retail Shares, Institutional Shares, and R6 Shares. Each class of shares differs only in its ongoing fees, expenses, and eligibility requirements. Each class of shares has equal rights to earnings and assets, except that each class bears different expenses for distribution and shareholder servicing. Each Fund’s investment income, realized and unrealized gains or losses on investments and foreign currency, and expenses other than those attributable to a specific class are allocated to each class based on its relative net assets. Each class of shares has exclusive voting rights with respect to matters that affect just that class.

Baron Partners Fund was organized originally as a limited partnership in January 1992 under the laws of the State of Delaware. Effective as of the close of business on April 30, 2003, the predecessor partnership was reorganized into a series of the Trust. Baron Partners Fund commenced operations on April 30, 2003 with a contribution of assets and liabilities, including securities-in-kind, from the predecessor partnership.

Baron Focused Growth Fund was organized originally as a limited partnership in May 1996 under the laws of the State of Delaware. Effective as of the close of business on June 30, 2008, the predecessor partnership was reorganized into a series of the Trust. Baron Focused Growth Fund commenced operations on June 30, 2008 with a contribution of assets and liabilities, including securities-in-kind, from the predecessor partnership.

The investment goals of the Funds are as follows:

Baron Partners Fund is a non-diversified fund that seeks capital appreciation through long-term investments primarily in U.S. growth companies. The Fund may employ “leverage” by borrowing money and using it to purchase additional securities. Borrowing for investments increases both investment opportunity and investment risk.

Baron Focused Growth Fund is a non-diversified fund that seeks capital appreciation through long-term investments primarily in U.S. small- and mid-sized growth companies.

Baron International Growth Fund is a diversified fund that seeks capital appreciation through long-term investments primarily in non-U.S. growth companies.

Baron Real Estate Fund is a diversified fund that seeks capital appreciation through long-term investments primarily in U.S. and non-U.S. real estate and real estate-related companies.

Baron Emerging Markets Fund is a diversified fund that seeks capital appreciation through investments primarily in growth companies in developing countries.

Baron Global Advantage Fund is a diversified fund that seeks capital appreciation through investments primarily in equity securities of established and emerging markets companies located throughout the world.

Baron Real Estate Income Fund is a non-diversified fund that seeks both capital appreciation and current income through investments primarily in real estate income-producing securities and other real estate securities.

Baron Health Care Fund is a non-diversified fund that seeks capital appreciation through investments primarily in equity securities engaged in research, development, production, sale, delivery or distribution of products and services related to the health care industry.

Baron FinTech Fund is a diversified fund that seeks capital appreciation through investments primarily in equity securities that develop, use, or rely on innovative technologies or services, in a significant way, for banking, lending, capital markets, financial data analytics, insurance, payments, asset management, or wealth management.

Baron India Fund is a diversified fund that seeks capital appreciation through investments primarily in equity securities located in India.

Baron Technology Fund is a non-diversified fund that seeks capital appreciation through investments primarily in equity securities of U.S. and non-U.S. technology companies, selected for their durable growth potential from the development, advancement, and use of technology.

2. SIGNIFICANT ACCOUNTING POLICIES AND INVESTMENT RISKS

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (GAAP). The Trust is an investment company and therefore follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services — Investment Companies.

a) Net Asset Value. The Funds’ share prices or net asset values (NAV) are calculated as of the scheduled close of the regular trading session (usually 4 p.m. E.T. or such other time as of which the Funds’ NAVs are calculated (the NAV Calculation Time)) on the New York Stock Exchange (the Exchange) on any day the Exchange is scheduled to be open. The NAV per share of a class is determined by dividing the value of the total assets of the Fund represented by such class, less all liabilities, by the total number of Fund shares of such class outstanding.

Baron Select Funds	MARCH 31, 2025

NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED) (CONTINUED)

2. SIGNIFICANT ACCOUNTING POLICIES AND INVESTMENT RISKS (CONTINUED)

b) Security Valuation. Portfolio securities traded on any national stock exchange are valued based on the last sale price on the exchange where such shares are principally traded. For securities traded on NASDAQ, the Funds use the NASDAQ Official Closing Price. If there are no sales on a given day, the value of the security may be the average of the most recent bid and asked quotations on such exchange or the last sale price from a prior day. Where market quotations are not readily available, or, if in BAMCO, Inc.’s (the Adviser) judgment, they do not accurately reflect the fair value of a security, or an event occurs after the market close but before the Funds are priced that materially affects the value of a security, the security will be valued by the Adviser using policies and procedures approved by the Board of Trustees (the Board).The Board has designated the Adviser to perform fair value determinations pursuant to Rule 2a-5 under the 1940 Act. The Adviser has a Fair Valuation Committee (the Committee) comprised of senior management representatives and the Committee reports to the Board every quarter. Accordingly, the Committee may evaluate a variety of factors to determine the fair value of securities for which market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Adviser’s portfolio management team also will be considered. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ NAVs.

U.S. Government obligations, money market instruments, and other debt instruments held by the Funds with a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates fair value, unless an independent pricing service provides a valuation for such security or in the opinion of the Board or the Committee, the amortized cost method would not represent fair value. Debt instruments having a greater remaining maturity will be valued on the basis of prices obtained from a pricing service approved by the Board or at the mean of the bid and ask prices from the dealer maintaining an active market in that security. The value of the Funds’ investments in convertible bonds/convertible preferred stocks is determined primarily by obtaining valuations from independent pricing services based on readily available bid quotations or, if quotations are not available, by methods which include various considerations such as yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Other inputs used by an independent pricing service to value convertible bonds/convertible preferred stocks generally include underlying stock data, conversion premiums, listed bond and preferred stock prices and other market information which may include benchmark curves, trade execution data, sensitivity analysis, when available, or an estimated value calculated based on the price of the underlying common share on the valuation date adjusted for accrued and unpaid dividends. Open-end investment companies, including securities lending collateral invested in registered investment company money market funds, are valued at their NAV each day.

Non-U.S. equity securities traded on foreign securities exchanges are generally valued using an independent pricing vendor that provides daily fair value adjustment factors based on information such as local closing price, relevant general and sector indexes, currency fluctuations, and depositary receipts, as applicable. Securities valued using such adjustment factors are classified as Level 2 in the fair value hierarchy. The models of the independent pricing vendor generate an adjustment factor for each security, which is applied to the local closing price to adjust it for post-closing market movements up to the time the Funds are valued and translated into U.S. dollars. If the vendor does not provide an adjustment factor for a security, the security is valued based on its most recent local closing price and translated into U. S. dollars. The Adviser may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open. Other mutual funds may adjust the prices of their securities by different amounts.

c) Foreign Currency Translations. The accounting records of the Funds are maintained in U.S. dollars. Values of assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the price of such currencies at the NAV Calculation Time. Purchases and sales of investments and dividend income are converted at the prevailing rate of exchange on the respective dates of such transactions. Net realized and change in net unrealized gain or loss on foreign currency transactions includes gain (loss) arising from the fluctuation in the exchange rates between trade and settlement dates on security transactions and currency gain (loss) between the accrual and payment dates on dividends and foreign withholding taxes. The Funds do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in their market prices. Such fluctuations are included with the net realized and change in net unrealized gain or loss from investments and foreign currency translations. The Funds may invest in foreign securities and foreign currency transactions that may involve risks not associated with domestic investments as a result of the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability, among others.

d) Securities Lending. The Funds may lend securities to certain brokers under the terms of a master netting agreement. Upon such loans, the Funds receive collateral which is maintained by the custodian. The Funds may pay fees to the custodian for administering the securities lending program. The Funds earn interest on such collateral and earn income in the form of negotiated lenders’ fees. Securities loaned are required to be secured at all times by collateral equal to at least 102% of the market value of the securities loaned. Risks may arise upon entering into securities lending to the extent that the value of the collateral is less than the value of the securities loaned due to the changes in the value of collateral or the loaned securities. The collateral is marked-to-market daily and settled on the next business day. The Funds may receive collateral in the form of cash or other eligible securities, such as a letter of credit issued by a U.S. bank or securities issued or guaranteed by the U.S. government. Securities purchased with cash collateral are subject to the risks inherent in investing in these securities.

There were no securities on loan at March 31, 2025.

Baron Select Funds	MARCH 31, 2025

NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED) (CONTINUED)

2. SIGNIFICANT ACCOUNTING POLICIES AND INVESTMENT RISKS (CONTINUED)

e) Repurchase Agreements. The Funds may invest in repurchase agreements, which are short-term investments whereby the Funds acquire ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price. When entering into repurchase agreements, it is the Funds’ policy that their custodian take possession of the underlying collateral securities, the market value of which, at all times, equals at least 102% of the principal amount of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. The information required to be disclosed by GAAP for the Funds’ investments in repurchase agreements at March 31, 2025, including the fair value of the repurchase agreement and the amount of collateral, can be found in each respective Fund’s Portfolio of Investments.

f) Russia and Ukraine Risk. Certain Funds invested in securities and instruments that are economically tied to Russia. Due to the uncertainty of the geopolitical tension in Russia/Ukraine, investments in Russia are subject to political, economic, legal, market and currency risks, as well as the risk that further economic sanctions may be imposed by the U.S. and/or other countries. Such sanctions — which may impact companies in many sectors, including energy, financial services and defense, among others — may negatively impact a Fund’s performance and/or ability to achieve its investment objective. For example, certain transactions may be prohibited and/or existing investments may become illiquid (e.g., in the event that transacting in certain existing investments is prohibited), which could cause a Fund to sell other portfolio holdings at a disadvantageous time or price in order to meet shareholder redemptions.

3. RESTRICTED SECURITIES

At March 31, 2025, investments in securities included securities that are restricted and/or illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale and are valued pursuant to the policies and procedures for fair value pricing approved by the Board. An illiquid investment is any investment that the Funds reasonably expect cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, as determined pursuant to the provisions of SEC Rule 22e-4 (the Liquidity Rule) governing classification of portfolio securities. The Funds may receive more or less than this valuation in an actual sale and that difference could be material.

At March 31, 2025, the Funds held investments in restricted and/or illiquid securities that were valued pursuant to policies and procedures for fair value pricing as follows:

	Baron Partners Fund
Name of Issuer	Acquisition Date(s)	Value
Private Common Stocks
Space Exploration Technologies Corp.	9/13/2017	$465,926,200
StubHub Holdings, Inc.	12/22/2021	53,513,600
X.AI Holdings Corp.	5/4/2022	60,900,000
Private Convertible Preferred Stocks
Northvolt AB	5/19/2021	—
Private Preferred Stocks
Space Exploration Technologies Corp.	11/15/2017-8/4/2020	900,790,900

Total Restricted Securities:		$1,481,130,700

(Cost $228,013,119)† (22.57% of Net Assets)

	Baron Focused Growth Fund
Name of Issuer	Acquisition Date(s)	Value
Private Common Stocks
Space Exploration Technologies Corp.	9/13/2017	$142,956,900
Private Preferred Stocks
Space Exploration Technologies Corp.	11/15/2017-11/29/2023	97,520,900
X.AI Holdings Corp.	6/11/2024	61,086,020

Total Restricted Securities:		$301,563,820

(Cost $69,949,847)† (14.22% of Net Assets)

†	See Portfolios of Investments for cost of individual securities.

Baron Select Funds	MARCH 31, 2025

NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED) (CONTINUED)

3. RESTRICTED SECURITIES (CONTINUED)

	Baron International Growth Fund
Name of Issuer	Acquisition Date(s)	Value
Common Stocks
Sberbank of Russia PJSC	1/24/2017-10/29/2021	$333
Warrants
Constellation Software, Inc. Exp 3/31/2040	8/23/2023	—

Total Restricted Securities:		$333

(Cost $1,650,983)† (0.00%^ of Net Assets)

	Baron Emerging Markets Fund
Name of Issuer	Acquisition Date(s)	Value
Common Stocks
Sberbank of Russia PJSC	2/11/2016	$12,263
Swiggy Ltd.	1/3/2022	56,748,976
Private Common Stocks
Pine Labs PTE. Ltd.	5/17/2021	39,398,918
Private Convertible Preferred Stocks
Think & Learn Private Limited	3/31/2021	73,657

Total Restricted Securities:		$96,233,814

(Cost $225,206,581)†(2.68% of Net Assets)

	Baron Global Advantage Fund
Name of Issuer	Acquisition Date(s)	Value
Private Common Stocks
Farmers Business Network, Inc.	7/31/2020 - 9/15/2021	$557,556
Space Exploration Technologies Corp.	3/25/2021-12/3/2021	60,565,300
Private Convertible Preferred Stocks
Think & Learn Private Limited	3/31/2021	44,197
Private Preferred Stocks
GM Cruise Holdings LLC	1/19/2021	461,004

Total Restricted Securities:		$61,628,057

(Cost $69,264,695)† (12.09% of Net Assets)

†	See Portfolios of Investments for cost of individual securities.
^	Rounds to less than 0.01%.

4. FAIR VALUE MEASUREMENTS

Fair value is defined by GAAP as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. GAAP provides a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical assets or liabilities;
•

Level 2 – prices determined using other inputs that are observable either directly or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 – prices determined using unobservable inputs when quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

Baron Select Funds	MARCH 31, 2025

NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED) (CONTINUED)

4. FAIR VALUE MEASUREMENTS (CONTINUED)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. For example, non-U.S. securities, with markets that close hours before the Funds value their holdings, may require revised valuations to more accurately reflect their fair value. Since these values obtained from quoted prices in an active market are adjusted, such securities are reflected as Level 2.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach that may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine its fair value. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

The following is a summary of the inputs used as of March 31, 2025 in valuing the Funds’ investments carried at fair value:

	Baron Partners Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$6,079,372,893	$—	$—	$6,079,372,893
Private Common Stocks†	—	—	580,339,800	580,339,800
Private Convertible Preferred Stocks	—	—	—	—
Private Preferred Stocks	—	—	900,790,900	900,790,900
Short-Term Investments	—	232,543	—	232,543

Total Investments	$6,079,372,893	$232,543	$1,481,130,700	$7,560,736,136

	Baron Focused Growth Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$1,756,793,221	$—	$—	$1,756,793,221
Private Common Stocks	—	—	142,956,900	142,956,900
Private Preferred Stocks†	—	—	158,606,920	158,606,920
Short-Term Investments	—	62,104,517	—	62,104,517

Total Investments	$1,756,793,221	$62,104,517	$301,563,820	$2,120,461,558

	Baron International Growth Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)[1]	Total
Common Stocks†	$111,469,824	$199,391,695	$333	$310,861,852
Warrants	—	—	—	—
Short-Term Investments	—	3,154,910	—	3,154,910

Total Investments	$111,469,824	$202,546,605	$333	$314,016,762

Baron Select Funds	MARCH 31, 2025

NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED) (CONTINUED)

4. FAIR VALUE MEASUREMENTS (CONTINUED)

	Baron Real Estate Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$1,887,928,246	$—	$—	$1,887,928,246
Short-Term Investments	—	176,423,614	—	176,423,614

Total Investments	$1,887,928,246	$176,423,614	$—	$2,064,351,860

	Baron Emerging Markets Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$894,742,626	$2,578,012,079	$56,761,239	$3,529,515,944
Private Common Stocks	—	—	39,398,918	39,398,918
Private Convertible Preferred Stocks	—	—	73,657	73,657
Warrants	—	9,149	—	9,149
Short-Term Investments	—	35,146,769	—	35,146,769

Total Investments	$894,742,626	$2,613,167,997	$96,233,814	$3,604,144,437

	Baron Global Advantage Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$369,857,177	$76,033,783	$—	$445,890,960
Private Common Stocks†	—	—	61,122,856	61,122,856
Private Convertible Preferred Stocks	—	—	44,197	44,197
Private Preferred Stocks	—	—	461,004	461,004
Warrants†	382,542	—	—	382,542
Short-Term Investments	—	356,505	—	356,505

Total Investments	$370,239,719	$76,390,288	$61,628,057	$508,258,064

	Baron Real Estate Income Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$214,804,857	$—	$—	$214,804,857
Short-Term Investments	—	15,061,448	—	15,061,448

Total Investments	$214,804,857	$15,061,448	$—	$229,866,305

	Baron Health Care Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$162,933,872	$—	$—	$162,933,872
Short-Term Investments	—	10,783,119	—	10,783,119

Total Investments	$162,933,872	$10,783,119	$—	$173,716,991

	Baron FinTech Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$65,425,725	$1,522,086	$—	$66,947,811
Short-Term Investments	—	961,363	—	961,363

Total Investments	$65,425,725	$2,483,449	$—	$67,909,174

	Baron India Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$—	$8,548,074	$—	$8,548,074
Short-Term Investments	—	925,907	—	925,907

Total Investments	$—	$9,473,981	$—	$9,473,981

	Baron Technology Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$48,225,940	$1,967,263	$—	$50,193,203

†	See Portfolios of Investments for additional detailed categorizations.
[1]

The reconciliation between beginning and ending balances of Level 3 securities in which significant unobservable valuation inputs were used in determining fair value is not presented as Level 3 assets were not significant to the Fund.

Baron Select Funds	MARCH 31, 2025

NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED) (CONTINUED)

4. FAIR VALUE MEASUREMENTS (CONTINUED)

The following is a reconciliation of significant Level 3 investments in which unobservable inputs were used in determining fair value:

	Baron Partners Fund
Investments in Securities	Balance as of December 31, 2024	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of March 31, 2025	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at March 31, 2025
Private Common Stocks
Communication Services	$66,607,439	$—	$—	$47,806,161	$—	$—	$—	$—	$114,413,600	$47,806,161
Industrials	465,926,200	—	—	—	—	—	—	—	465,926,200	—
Private Convertible Preferred Stocks
Industrials	—	—	—	—	—	—	—	—	—	—
Private Preferred Stocks
Industrials	900,790,900	—	—	—	—	—	—	—	900,790,900	—

Total	$1,433,324,539	$—	$—	$47,806,161	$—	$—	$—	$—	$1,481,130,700	$47,806,161

	Baron Focused Growth Fund
Investments in Securities	Balance as of December 31, 2024	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of March 31, 2025	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at March 3 1, 2025
Private Common Stocks
Industrials	$142,956,900	$—	$—	$—	$—	$—	$—	$—	$142,956,900	$—
Private Preferred Stocks
Communication Services*	36,173,751	—	—	24,912,269	—	—	—	—	61,086,020	24,912,269
Industrials	97,520,900	—	—	—					97,520,900	—

Total	$276,651,551	$—	$—	$24,912,269	$—	$—	$—	$—	$301,563,820	$24,912,269

	Baron Emerging Markets Fund
Investments in Securities	Balance as of December 31, 2024	Accrued Premiums / Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of March 31, 2025	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at March 31, 2025
Common Stocks
India[1]	$—	$—	$—	$(20,477,572)	$—	$—	$77,226,548	$—	$56,748,976	$(36,058,044)
Russia	9,156	—	—	3,107	—	—	—		12,263	3,107
Private Common Stocks
India	41,418,963	—	—	(2,020,045)	—	—	—	—	39,398,918	(2,020,045)
Private Convertible Preferred Stocks
India	73,536	—	—	121	—	—	—	—	73,657	121

Total	$41,501,655	$—	$—	$(22,494,389)	$—	$—	$77,226,548	$—	$96,233,814	$(38,074,861)

*	Sector reclassification due to X.AI Holdings Corp. merger on March 28, 2025.

[1]	Swiggy Ltd. transferred into Level 3 due to resale restriction expiring May 13,2025.

Baron Select Funds	MARCH 31, 2025

NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED) (CONTINUED)

4. FAIR VALUE MEASUREMENTS (CONTINUED)

	Baron Global Advantage Fund
Investments in Securities	Balance as of December 31, 2024	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of March 31, 2025	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at March 31, 2025
Private Common Stocks
United States	$61,122,856	$—	$—	$—	$—	$—	$—	$—	$61,122,856	$—
Private Convertible Preferred Stocks
India	44,124	—	—	73	—	—	—	—	44,197	73
Private Preferred Stocks
United States	461,005	—	—	(1)	—	—	—	—	461,004	(1)

Total	$61,627,985	$—	$—	$72	$—	$—	$—	$—	$61,628,057	$72

Unobservable valuation inputs developed by the Adviser for significant Level 3 investments as of March 31, 2025 were as follows:

Baron Partners Fund

Sector	Fair Value as of March 31, 2025	Valuation Technique	Unobservable Input	Weighted Average used on March 31, 2025	Range used on March 31, 2025*	Impact to Valuation from an Increase in Input**
Private Common Stocks: Communication Services	$53,513,600	Combination of valuation using discounted cash flows, current value via comparable companies, and option-pricing methods	Weighted average cost of capital	10.50%	N/A	Decrease
			Change in the composite equity index of comparable companies	(0.94)%	N/A	Increase
			Discount for lack of marketability	6.11%	N/A	Decrease
			Estimated volatility of the returns of equity[1]	34.97%	N/A	Decrease
Private Common Stocks: Communication Services	$60,900,000	Observed Transaction	Observed Transaction Price	$36.56	N/A	Increase
Private Common Stocks: Industrials	$465,926,200	Observed Transaction	Observed Transaction Price	$185.00	N/A	Increase
Private Preferred Stocks: Industrials	$900,790,900	Observed Transaction	Observed Transaction Price	$1,850.00	N/A	Increase
Private Convertible Preferred Stocks: Industrials	$0	Scenario Analysis	Scenario Probabilities: Scenario A / Scenario B2	100% / 0%	N/A	N/A

Baron Select Funds	MARCH 31, 2025

NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED) (CONTINUED)

4. FAIR VALUE MEASUREMENTS (CONTINUED)

Baron Focused Growth Fund

Sector	Fair Value as of March 31, 2025	Valuation Technique	Unobservable Input	Weighted Average used on March 31, 2025	Range used on March 31, 2025*	Impact to Valuation from an Increase in input**
Private Common Stocks: Industrials	$142,956,900	Observed Transaction	Observed Transaction Price	$185.00	N/A	Increase
Private Preferred Stocks: Communication Services	$61,086,020	Observed Transaction	Observed Transaction Price	$36.56	N/A	Increase
Private Preferred Stocks: Industrials	$97,520,900	Observed Transaction	Observed Transaction Price	$1,850.00	N/A	Increase

Baron Emerging Markets Fund

Sector	Fair Value as of March 31, 2025	Valuation Technique	Unobservable Input	Weighted Average used on March 31, 2025	Range used on March 31, 2025*	Impact to Valuation from an Increase in input**
Private Common Stocks: Financials	$39,398,918	Combination of valuation using multiples, current value via comparable companies, scenario analysis, and option- pricing methods	Projected Company Sales (FY 2026)	$332 million	N/A	Increase
			Price / Sales Multiple	11.06x	N/A	Increase
			Change in the composite equity index of comparable companies	0.00%	N/A	Increase
			Discount for lack of marketability	6.71%	N/A	Decrease
			Estimated volatility of the returns of equity[3]	41.08%	N/A	Decrease
			Scenario Probabilities: Scenario A / Scenario B4	100% / 0%	N/A	N/A
Private Convertible Preferred Stocks: Consumer Discretionary	$73,657	Recent Transaction	Rights Offering Price	INR 410.57	N/A	Increase

Baron Select Funds	MARCH 31, 2025

NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED) (CONTINUED)

4. FAIR VALUE MEASUREMENTS (CONTINUED)

Baron Global Advantage Fund

Sector	Fair Value as of March 31, 2025	Valuation Technique	Unobservable Input	Weighted Average used on March 31, 2025	Range used on March 31, 2025*	Impact to Valuation from an Increase in input**
Private Common Stocks: Industrials	$60,565,300	Observed Transaction	Observed Transaction Price	$185.00	N/A	Increase
Private Common Stocks: Materials	$557,556	Scenario Analysis	Projected IPO valuation	$900 million	N/A	Increase
			Probability for IPO outcome	50.00%	N/A	Increase
			Discount in event of liquidation outcome	10.00%	N/A	Decrease
Private Convertible Preferred Stocks: Consumer Discretionary	$44,197	Recent Transaction	Rights Offering Price	INR 410.57	N/A	Increase
Private Preferred Stocks: Industrials	$461,004	Recent Offer	Bid Price	$1.00	N/A	Increase

[1]	The volatility was calculated as a weighted-average of the volatilities of the individual comparable companies. Some companies have a higher weight in the calculation than others.

[2]	Scenario A represents total loss for equity holders, while Scenario B reflects positive equity holder value.

[3]	The volatility was calculated as a simple-average of the volatilities of the individual comparable companies.

[4]	Scenario A represents an IPO Event, while Scenario B represents a Liquidation/M&A Event.

*	N/A indicates that the range used is not applicable as unobservable inputs are disclosed at the security level.

**

Represents the directional change in the fair value of Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.